Investment Objectives and Goals	Mar. 28, 2025
Invesco SteelPath MLP Alpha Fund | Invesco SteelPath MLP Alpha Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to seek total return.
Invesco SteelPath MLP Alpha Plus Fund | Invesco SteelPath MLP Alpha Plus Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to seek total return.
Invesco SteelPath MLP Income Fund | Invesco SteelPath MLP Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to seek total return.
Invesco SteelPath MLP Select 40 Fund | Invesco SteelPath MLP Select 40 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to seek total return.